Summary of Significant Accounting Policies (Details) - Schedule of loss per ordinary share - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Schedule of loss per ordinary share [Abstract]
Net (loss) income available to common stockholders for basic net (loss) income per share of common stock	$ (1,926,614)	$ 49	$ (3,871,453)	$ (53,546)
Add: interest expense for redeemable preferred stock		937
Subtract: unamortized debt discount for redeemable preferred stock		(401)
Net (loss) income available to common stockholders for diluted net (loss) income per share of common stock	$ (1,926,614)	$ 585	$ (3,871,453)	$ (53,546)
Weighted average common stock outstanding – basic (in Shares)	354,549,624	230,485,100	345,031,364	230,485,100
Effect of dilutive securities:
Series A preferred stock (in Shares)		1,250,000
Weighted average common stock outstanding – diluted (in Shares)	354,549,624	231,735,100	345,031,364	230,485,100
Net (loss) income per share:
Diluted (in Dollars per share)	$ (0.01)	$ 0	$ (0.01)	$ 0
Net (loss) income per share:
Basic (in Dollars per share)	$ (0.01)	$ 0	$ (0.01)	$ 0